Defined Benefit Plans - Summary of Breakdown of Plan Assets for Retirement of Benefit Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [Line Items]
Equity instruments	€ 154	€ 164
Debt instrument	1,167	826
Real estate	110	119
Derivatives	16	57
Investment funds	2,451	2,487
Other	567	767
At December 31	€ 4,466	€ 4,420
Equity instruments	3.00%	4.00%
Debt instrument	26.00%	19.00%
Real estate	2.00%	3.00%
Derivatives	0.00%	1.00%
Investment funds	55.00%	56.00%
Other	13.00%	17.00%
At December 31	100.00%	100.00%
Quoted Plan Assets [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	€ 154	€ 160
Debt instrument	450	465
Investment funds	2	3
Other	3	15
At December 31	610	644
Unquoted plan assets [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments		3
Debt instrument	717	361
Real estate	110	119
Derivatives	16	57
Investment funds	2,449	2,484
Other	563	752
At December 31	€ 3,856	€ 3,776